Parent-Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash at subsidiary bank	$ 6	$ 20
Deferred tax asset	799	331
Other assets	485	985
Total assets	209,657	213,834
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	186,132	189,399
Stockholders' equity	23,525	24,435	24,568
Total liabilities and stockholders' equity	209,657	213,834
Parent Company
ASSETS
Cash at subsidiary bank	510	817
Investment in subsidiary	22,701	23,304
Deferred tax asset	318	318
Other assets	1
Total assets	23,530	24,439
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	5	4
Stockholders' equity	23,525	24,435
Total liabilities and stockholders' equity	$ 23,530	$ 24,439